OLD
DOMINION
INVESTORS TRUST, INC.
---------------------
A mutual fund since 1951




                               SEMI-ANNUAL REPORT
                               FEBRUARY 29, 2000
                                  (unaudited)

REPORT TO STOCKHOLDERS



TO THE STOCKHOLDERS:

     This semi-annual report of The Old Dominion Investors' Trust, Inc. covers the first 6-month period of the fiscal year from September 1, 1999 through February 29, 2000. As of February 29, 2000, net assets of the Trust were $8,527,507 and the per share net asset value of the Trust was $18.76. During this period, distributions were made in the amount of $1.62 per share.

     In the last six months, the Trust had a realized gain on expired put and call options of $159,294. This additional income from options is paid out to stockholders in the form of cash distributions. The earning power of the Trust's Portfolio of securities will be increased to the extent that options written by the Trust expire unexercised.

     The Trust is looking for investments that will provide dividend income to the stockholders, and also offer capital gains potential as well. We believe that economic trends currently in place will continue for some time and that we will be poised to benefit from them.


                                        Sincerely yours,

                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.

                                        Cabell B. Birdsong
                                        Portfolio Manager, Secretary &
                                        Treasurer

April 1, 2000

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2000



 SHARES                                                  VALUE
--------             COMMON STOCKS: 97.2%            ------------
                       ALUMINUM: 1.5%
  1,900    Alcoa Inc.                                 $  130,150
                                                      ----------
                  BUILDING PRODUCTS: 0.4%
  2,000    Armstrong World Industries Inc.                38,000
                                                      ----------
                      CHEMICALS: 6.4%
  2,500    Dow Chemical Co.                              271,250
  5,500    DuPont E.I. DeNemours & Co.                   277,750
                                                      ----------
           Total                                         549,000
                                                      ----------
                   COMMUNICATIONS: 11.0%
  3,550    AT&T Corp.                                    175,503
  6,000    Bell Atlantic Corp                            293,625
  4,400    GTE Corp.                                     259,600
  1,000    Motorola Inc.                                 170,500
  1,000    SBC Communications                             38,000
                                                      ----------
           Total                                         937,228
                                                      ----------
                      COMPUTERS: 3.1%
  2,600    International Business Machines               265,200
                                                      ----------
                CONSTRUCTION EQUIPMENT: 1.6%
  4,000    Caterpillar Inc.                              140,250
                                                      ----------
             CONSUMER GOODS AND SERVICES: 8.0%
  5,100    American Home Products Corp.                  221,850
  1,500    Colgate-Palmolive Co.                          78,281
  6,700    Eastman Kodak Co.                             383,994
                                                      ----------
           Total                                         684,125
                                                      ----------
                   ENERGY PRODUCTS: 7.1%
  3,000    Conoco Inc. Class A                            57,563
  1,000    Conoco Inc. Class B                            19,687
  3,792    Exxon Mobil Corp.                             285,585
  5,100    Texaco Inc.                                   241,931
                                                      ----------
           Total                                         604,766
                                                      ----------
                 FINANCIAL SERVICES: 17.4%
  1,000    American Express Co.                          134,187
  7,400    BankAmerica Corp                              340,862
  5,700    Chase Manhattan Corp.                         453,862
  1,000    Federal National Mortgage Association          53,000
  6,000    First Union Corp.                             177,000
 12,000    Fleet Boston Financial Group Inc.             327,000
                                                      ----------
           Total                                       1,485,911
                                                      ----------
                         FOOD: 0.8%
  1,300    Quaker Oats Co.                                70,119
                                                      ----------
              INDUSTRIAL MANUFACTURING: 11.7%
  2,500    General Electric Co.                          330,469
  4,500    Minnesota Mining & Manufacturing              396,563
  4,000    PPG Industries Inc.                           197,500
  1,500    Weyerhauser Co.                                76,969
                                                      ----------
           Total                                       1,001,501
                                                      ----------

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2000



 SHARES                                                  VALUE
--------                                             ------------
                      INSURANCE: 3.9%
  4,500    CIGNA Corp.                                $  332,156
                                                      ----------
                        MEDIA: 0.8%
  1,000    Gannett Inc                                    65,188
                                                      ----------
                  OFFICE EQUIPMENT: 10.0%
    600    Hewlett-Packard Co.                            80,700
  9,000    Pitney Bowes Inc.                             445,500
    200    Texas Instruments, Inc.                        33,300
 13,600    Xerox Corp.                                   294,950
                                                      ----------
           Total                                         854,450
                                                      ----------
                      PUBLISHING: 2.9%
  4,900    McGraw-Hill Companies, Inc.                   249,287
                                                      ----------
                   PHARMACEUTICALS: 8.9%
    500    Bristol-Meyers Squibb Co.                      28,406
  6,000    Lilly Eli & Co.                               356,625
  5,500    Merck & Co., Inc.                             338,594
  1,000    Schering-Plough Corp.                          34,875
                                                      ----------
           Total                                         758,500
                                                      ----------
                        RETAIL: 1.5%
  2,600    Wal-Mart Stores Inc.                          126,588
                                                      ----------
           Total common stocks (Cost $9,962,493)       8,292,419
                                                      ----------


      TOTAL INVESTMENTS IN SECURITIES
       (COST $9,962,493)* (NOTES 1A AND 2)                      97.2%      8,292,419
       CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES-NET        2.8%        235,088
                                                                           ---------
       TOTAL NET ASSETS                                        100.0%    $ 8,527,507
                                                                         ===========
      * Cost for federal income tax purposes is $9,962,493
        and net unrealized depreciation consists of:
        Gross Unrealized Appreciation                                    $   205,279
        Gross Unrealized Depreciation                                     (1,875,353)
                                                                         -----------
        Net Unrealized Depreciation                                     ($ 1,670,074)
                                                                         ===========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
FEBRUARY 29, 2000



 NUMBER OF
 CONTRACTS                                                                 VALUE
-----------                                                             ----------
                              COVERED CALL OPTIONS:
      7       Alcoa Inc., March $85                                      $    88
      5       American Express Co., April $160                               953
     25       American Home Products Corp., March $55                        313
     18       AT&T Corp., April $60                                        1,688
     30       Bell Atlantic Corp., April $70                                 375
      5       Bristol-Meyers Squibb Co., April $70                           234
     20       Caterpillar Inc., August $50                                 1,438
     26       Chase Manhattan Corp., April $90                             5,038
     22       CIGNA Corp., March $85                                         413
      8       Colgate-Palmolive Co., May $70                                 100
     13       Dow Chemical Co., April $120                                   163
     27       DuPont E.I. DeNemours & Co., April $70                         338
     15       Eastman Kodak Co., April $70                                   187
     15       Eastman Kodak Co., April $75                                   187
     30       Eli Lilly & Co., April $75                                   1,125
     20       Exxon Mobil Corp., March $90                                   250
      5       Federal National Mortgage Association, March $70                62
     30       First Union Corp, July $45                                     844
     45       Fleet Boston Financial Corp., April $40                        562
     15       Fleet Boston Financial Corp., April $45                        375
      5       Gannett Inc., April $80                                         94
      5       General Electric Co,, March $145                               375
      7       General Electric Co., April $140                             3,325
     22       GTE Corp, March $80                                            275
      3       Hewlett-Packard Co., April $140                              2,400
     13       International Business Machines, March $130                    244
     25       McGraw-Hill Companies, Inc., May $65                           781
     27       Merck & Co., Inc., March $85                                   337
     22       Minnesota Mining & Manufacturing, March $105                   275
      5       Motorola Inc., March $175                                    3,062
     20       PPG Industries Inc., August $65                              1,625
     20       Pitney Bowes Inc., April $60                                 1,000
     20       Pitney Bowes Inc., April $65                                   375
      7       Quaker Oats Co., April $65                                     131
      5       SBC Communications, March $45                                   62
     10       Schering-Plough Corp., March $50                               125
     25       Texaco Inc., April $65                                         469
      2       Texas Instruments Inc., March $145                           4,925
     13       Walmart Stores Inc., March $65                                 162
      5       Weyerhauser Co., July $75                                      266
     10       Xerox Corp., April $35                                          62
     60       Xerox Corp., July $30                                        4,687
                                                                         -------
              Total (premiums received $67,841)(Notes 1A, 1D and 3)      $39,790
                                                                         =======

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000
(UNAUDITED)



ASSETS
 Investments in securities, at value (identified cost $9,962,493) (Notes 1A and 2)           $  8,292,419
 Cash                                                                                             236,811
 Receivable for:
  Dividends and interest                                                                           26,541
  Options sold                                                                                     15,920
  Capital stock sold                                                                                  145
 Prepaid expenses and other                                                                        37,491
                                                                                             ------------
   Total assets                                                                                 8,609,327
                                                                                             ------------
LIABILITIES
 Option contracts written, at value (premiums received $67,841) (Note 3)                           39,790
 Payable for:
  Securities purchased                                                                             35,426
  Options purchased                                                                                 1,022
  Capital stock redeemed                                                                            5,582
                                                                                             ------------
   Total liabilities                                                                               81,820
                                                                                             ------------
NET ASSETS
(Applicable to 454,446 shares of capital stock outstanding; 500,000 shares of $12.50 par
 value authorized)                                                                           $  8,527,507
                                                                                             ============
Computation of offering price:
 Net asset value and redemption price per share ($8,527,507/454,446 shares)                  $      18.76
                                                                                             ============
 Offering price per share (100/96 of net asset value)*                                       $      19.54
                                                                                             ============
* On investments of $100,000 or more the offering price is reduced.
Net assets consist of:
 Paid-in capital                                                                             $  9,975,089
 Undistributed net investment income                                                                9,437
 Undistributed net realized gain on investments                                                   185,004
 Net unrealized depreciation of investments                                                    (1,642,023)
                                                                                             ------------
                                                                                             $  8,527,507
                                                                                             ============

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2000
(UNAUDITED)



     INVESTMENT INCOME
      Income
        Dividends                                                            $   103,924
        Interest                                                                   8,639
        Other                                                                         64
                                                                             -----------
         Total income                                                            112,627
                                                                             -----------
      Expenses
        Investment management fee (Note 4)                                        24,684
        Professional fees                                                          6,299
        Transfer Agent fee                                                        15,950
        Directors' fees                                                            4,524
        Insurance expense                                                          7,820
        Printing shareholder reports                                               3,249
        Distribution expenses                                                      5,779
        Registration & filing fees                                                 2,484
        Other fees                                                                   102
                                                                             -----------
         Total expenses                                                           70,891
                                                                             -----------
     NET INVESTMENT INCOME                                                        41,736
                                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND OPTIONS WRITTEN
        Net realized gain on option contracts written                            159,294
        Net realized gain on investments                                         160,763
        Net change in unrealized depreciation of investments and option
         contracts written                                                    (1,819,787)
                                                                             -----------
     NET LOSS ON INVESTMENTS                                                  (1,499,730)
                                                                             -----------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                             ($ 1,457,994)
                                                                             ===========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF CHANGES IN NET ASSETS



                                                                                  SIX MONTHS
                                                                                     ENDED          YEAR ENDED
                                                                                 FEBRUARY 29,       AUGUST 31,
                                                                                     2000              1999
                                                                                --------------   ---------------
                                                                                  (UNAUDITED)
OPERATIONS
 Net investment income                                                           $     41,736     $    150,002
 Net realized gain on option contracts written                                        159,294          242,218
 Net realized gain on investments                                                     160,763          643,552
 Net change in unrealized depreciation of investments and
  option contracts written                                                         (1,819,787)         881,088
                                                                                 ------------     ------------
  Net increase (decrease) in net assets resulting from operations                  (1,457,994)       1,916,860
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($0.20 and $0.47 per share,
  respectively)                                                                       (93,198)        (191,934)
 Distributions from realized gain on investments ($1.42 and $3.60 per share,
  respectively)                                                                      (645,269)      (1,444,092)
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from the change in the number of
  outstanding shares(a)                                                                54,568        1,492,484
                                                                                 ------------     ------------
  Total increase (decrease) in net assets                                          (2,141,893)       1,773,318
NET ASSETS
 Beginning of the period                                                           10,669,400        8,896,082
                                                                                 ------------     ------------
 End of the period
  (including undistributed net investment income of $9,437 and $60,899
  respectively)                                                                  $  8,527,507     $ 10,669,400
                                                                                 ============     ============

(a) Transactions in capital shares were as follows:


                                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                                FEBRUARY 29, 2000               AUGUST 31, 1999
                                                           ----------------------------   ----------------------------
                                                              SHARES          AMOUNT         SHARES          AMOUNT
                                                           ------------   -------------   ------------   -------------
                                                                   (UNAUDITED)
Shares sold                                                    11,062      $  242,558         41,777      $1,003,626
Shares issued in reinvestment of distributions from net
 investment income and realized gain on investments and
 options contracts written                                     26,179         562,811         55,419       1,246,738
                                                               ------      ----------         ------      ----------
                                                               37,241         805,369         97,196       2,250,364
Shares redeemed                                               (35,632)       (750,801)       (31,756)       (757,880)
                                                              -------      ----------        -------      ----------
Net increase                                                    1,609      $   54,568         65,440      $1,492,484
                                                              =======      ==========        =======      ==========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


FINANCIAL HIGHLIGHTS




                                                      SIX MONTHS
                                                        ENDED                        YEARS ENDED AUGUST 31,
                                                     FEBRUARY 29, ------------------------------------------------------------
                                                         2000         1999        1998        1997        1996        1995
   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   ------------- ----------- ----------- ----------- ----------- -----------
                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $  23.56      $ 22.96     $ 26.81    $ 23.09     $ 21.52     $ 19.64
                                                      --------      -------     -------    -------     -------     -------
Income from investment operations --
 Net investment income                                    0.09        0.34         0.40       0.47        0.53        0.68
 Net realized and unrealized gain (loss) on
  investments                                            (3.27)       4.33        (0.38)      5.52        2.46        2.67
                                                      --------      -------     -------    -------     -------     -------
  Total from investment operations                       (3.18)       4.67         0.02       5.99        2.99        3.35
                                                      --------      -------     -------    -------     -------     -------
Less distributions --
 Distributions from net investment income                 0.20        0.47         0.22       0.62        0.29        0.78
 Distributions from realized gains on investments         1.42        3.60         3.65       1.65        1.13        0.44
 Distributions in excess of realized gains on
  investments                                               --           --          --          --          --       0.25
                                                      --------      -------     -------    --------    --------    -------
  Total distributions                                     1.62        4.07         3.87       2.27        1.42        1.47
                                                      --------      -------     -------    --------    --------    -------
Net asset value, end of period                        $  18.76      $ 23.56     $ 22.96    $ 26.81     $ 23.09     $ 21.52
                                                      ========      =======     =======    ========    ========    =======
TOTAL RETURN*                                           (14.27)%      21.86%      (0.42)%     27.44%      23.09%      18.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $  8,528      $10,669     $ 8,896    $  9,478    $  7,793    $  7,277
Ratio to average net assets --
 Expenses                                                 1.44%        1.07%       1.08%       1.16%       1.30%       1.39%
 Net investment income                                    0.85%        1.47%       1.48%       1.88%       2.35%       3.42%
Portfolio turnover rate                                     25%          87%         86%         86%        119%         64%

* Calculated without deduction of sales load.


SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2000 (UNAUDITED)


(1) SIGNIFICANT ACCOUNTING POLICIES

     Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

     The following is a summary of the significant accounting policies followed by the Trust:

     SECURITY VALUATION. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

     FEDERAL INCOME TAXES. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     OPTION ACCOUNTING PRINCIPLES. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

     USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

     During the six months ended February 28, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $11,453,028 and $11,903,598, respectively.

OLD DOMINION INVESTORS' TRUST, INC.

FEBRUARY 28, 2000 (UNAUDITED)


(3) OPTIONS WRITTEN
     A summary of option contracts written by the Trust during the six months ended February 29, 2000 is as follows:



                                                         CALLS                        PUTS
                                               --------------------------   -------------------------
                                                NUMBER OF       OPTION       NUMBER OF       OPTION
                                                 OPTIONS       PREMIUMS       OPTIONS       PREMIUMS
                                               -----------   ------------   -----------   -----------
Options outstanding at beginning of period           712      $   79,352         55        $  6,440
Options written                                    1,401         165,590         --              --
Options closed                                       (55)         (3,571)        --              --
Options expired                                   (1,200)       (151,434)       (55)         (6,440)
Options exercised                                   (146)        (22,096)        --              --
                                                  ------      ----------        ---        --------
Options outstanding at end of period                 712      $   67,841         --        $     --
                                                  ======      ==========        ===        ========

     As of February 28, 2000, portfolio securities valued at $3,597,794 were subject to covered call options written by the Trust.


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.

     The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $5,779 during the six months ended February 28, 2000.

     Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the six months ended February 28, 2000, Investors Security received $16.29 in underwriter's concessions and $5,253.05 in commissions as a retail dealer in the Trust's shares. Investors Security also received $32,608.82 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.

     Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

                      OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                               PHONE 757-539-2396

                                   Custodian
                                    UMB BANK
                                928 Grand Avenue
                          Kansas City, Missouri 64141

                                    Counsel
                               KAUFMAN & CANOLES
                              Nations Bank Center
                                 P.O. Box 3037
                               Norfolk, VA 23574

                                    Auditors
                        BRIGGS, BUNTING & DOUGHERTY, LLP
                               Two Logan Square,
                                   Suite 2121
                     Philadelphia, Pennsylvania 19103-4901

                              Manager, Underwriter
                       INVESTORS' SECURITY COMPANY, INC.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396

                                 Transfer Agent
                                   PFPC, INC.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500